Document and Entity Information Document	Apr. 23, 2020	Mar. 12, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Apr. 23, 2020
Entity Registrant Name		AgroFresh Solutions, Inc.
Entity Central Index Key		0001592016
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36316
Entity Tax Identification Number		46-4007249
Entity Address, Address Line One		One Washington Square
Entity Address, Address Line Two		510-530 Walnut Street, Suite 1350
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19106
City Area Code		267
Local Phone Number		317-9139
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		AGFS
Security Exchange Name		NASDAQ
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security		Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol		AGFSW
Security Exchange Name		NASDAQ